Warrants (Tables)	12 Months Ended
Dec. 31, 2021
Warrants
Summary of warrants to purchase the classes of Preferred Stock and Common Stock outstanding

December 31, 2021
	Contractual			Shares Issuable	Weighted
	Term	Underlying Equity	Balance Sheet	Upon Exercise	Average
Issuance Date	(in years)	Instrument	Classification	of Warrant	Exercise Price
January 13, 2021	10	Common stock	Equity	2,552,913	$0.42
July 16, 2021	5	Common stock	Liability	14,324,994	$11.50
				16,877,907

December 31, 2021

	Contractual			Shares Issuable	Weighted
	Term	Underlying Equity	Balance Sheet	Upon Exercise of	Average
Issuance Date	(in years)	Instrument	Classification	Warrant	Exercise Price
March 17, 2014	10	Common stock	Liability	94,459	$0.24
September 28, 2016	10	Preferred Stock	Temporary Equity	1,014,963	$0.003
July 5, 2017	10	Common stock	Equity	141,689	$0.24
February 12, 2019	10	Common stock	Equity	28,338	$0.24
March 30, 2020	10	Common stock	Equity	279,974	$0.40
December 3, 2020	10	Common stock	Equity	377,837	$0.42
				1,937,260